Benefit Plans - Summary of the Company's Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning - Options Outstanding	3,133
Granted - Options	185	0	0
Exercised - Options	(118)
Forfeited - Options	(165)
Ending - Options Outstanding	3,035	3,133
Exercisable - Options	2,824
Beginning - Weighted Average Exercise Price	$ 12.26
Granted - Weighted Average Exercise Price	$ 14.79
Exercised - Weighted Average Exercise Price	$ 12.71
Forfeited - Weighted Average Exercise Price	$ 12.71
Ending - Weighted Average Exercise Price	$ 12.37	$ 12.26
Exercisable - Weighted Average Exercise Price	$ 12.24
Weighted Average Remaining Contractual Term	2 years	2 years 6 months
Exercisable - Weighted Average Remaining Contractual Term	1 year 6 months
Options Outstanding - Aggregate Intrinsic Value	$ 9,034
Exercisable - Aggregate Intrinsic Value	$ 8,795
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Ending - Weighted Average Exercise Price	$ 10.16	$ 10.16
Exercisable - Weighted Average Exercise Price	$ 10.16
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Ending - Weighted Average Exercise Price	$ 14.79	$ 12.71
Exercisable - Weighted Average Exercise Price	$ 12.71